Cover	Sep. 13, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2024
Entity File Number	001-40318
Entity Registrant Name	ASPAC II Acquisition Corp.
Entity Central Index Key	0001876716
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	289 Beach Road
Entity Address, City or Town	#03-01
Entity Address, Country	SG
Entity Address, Postal Zip Code	199552
City Area Code	+65
Local Phone Number	6818 5796
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, with no par value, one-half of one redeemable warrant and one right to receive one-tenth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share
Trading Symbol	ASCBU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	ASCB
Security Exchange Name	NASDAQ
Rights included as part of the units
Title of 12(b) Security	Rights included as part of the units
Trading Symbol	ASCBR
Security Exchange Name	NASDAQ
Warrants included as part of the units
Title of 12(b) Security	Warrants included as part of the units
Trading Symbol	ASCBW
Security Exchange Name	NASDAQ